FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair value of warrant liabilities	$ (208,929)	$ (234,195)	$ (803,680)	$ 397,553
Change in fair value of earnout liability		$ 1,039,282	$ 1,053,084	18,731,514
Series C Preferred Stock [Member]
Mezzanine equity				$ 71,809,025